Borrowings - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest on Debt
Interest capitalized	$ 3	$ 5	$ 4
Total interest paid and accrued	1,550	1,743	1,956
Cost of financing
Interest on Debt
Interest paid	392	451	608
Interest expense
Interest on Debt
Interest paid	$ 1,155	$ 1,288	$ 1,344